Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

The following table provides details associated with the Company’s acquired identifiable intangible assets at September 30, 2024 and December 31, 2023:

	2024	2023

Know-how license	$80,000	$80,000
Less: Accumulated amortization	(70,667)	(58,667)
Total	$9,333	$21,333

Amortization expense charged to operations was $12,000 for the nine months ended September 30, 2024 and 2023, respectively, and $4,000 for the three months ended September 30, 2024 and 2023, respectively.

Note 5 – Intangible Assets

The following table provides detail associated with the Company’s acquired identifiable intangible assets at December 31, 2023 and 2022:

	2023	2022

Know-how license	$80,000	$80,000
Less: Accumulated amortization	(58,667)	(42,667)
Total	$21,333	$37,333

Amortization expense charged to operations was $16,000 for the years ended December 31, 2023 and 2022, respectively.